GOODWILL AND OTHER INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Amortization expense associated with the intangible assets
Recorded amortization	$ 3,106	$ 9,011	$ 5,016	$ 14,469
Projected annual amortization
2014		8,783
2015		8,372
2016		7,516
2017		7,401
2018		$ 7,132